Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash	$ 855,759	$ 230,685	$ 12,160
Accounts Receivable	1,254,154
Due from Related Party		34,271
Other Current Assets	410,719
Total Current Assets	2,520,632	264,956	12,160
Right-of-Use Asset	264,243
Investments - Ehave Inc	8,549	38,422
Property and Equipment, net	1,255,943
Intangible Assets	46,575,083
Total Assets	50,624,450	303,378	12,160
Current Liabilities:
Accounts Payable	3,182,560	399,670	357,388
Accrued Expenses and Interest Payable	259,224	521,521	1,379,655
Due to Related Party	4,110,515	1,155,550	763,050
Deferred Revenue		50,000
Convertible Note Payable	3,492,293	3,582,872
Convertible Note Payable - In Default		541,051	2,428,960
Note Payable	250,000		530,000
Derivative Liability - Convertible Notes Payable		1,577,001	13,249,507
Lease Liability	118,325
Total Current Liabilities	11,412,917	7,827,665	18,708,560
Non-Current Liabilities:
Lease Liability, Long-Term	147,392
Convertible Note Payable
Contingent Liability, Long-Term	14,558,823
Total Liabilities	26,119,132	7,827,665	18,708,560
Commitments and Contingencies (Note 11)
Stockholders’ Equity
Common Stock, ($0.001 par value; 5,000,000,000 shares authorized, 1,781,946,647 and 1,322,822,904 shares issued and outstanding at March 31, 2022 and June 30, 2021, respectively)	1,781,947	1,322,823	1,259,831
Common Stock To Be Issued	54,887	125,032	125,032
Additional Paid-In Capital	56,133,617	23,866,298	9,218,935
Accumulated Other Comprehensive Loss	(95,396)	(67,965)
Accumulated Deficit	(33,382,497)	(32,780,235)	(29,301,198)
Total Stockholders’ Equity	24,505,318	(7,524,287)	(18,696,400)
Total Liabilities and Stockholders’ Equity	50,624,450	303,378	12,160
Series A Preferred Stock [Member]
Stockholders’ Equity
Preferred Stock, value	5,000	4,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Equity
Preferred Stock, value	5,760	5,760
Series C Preferred Stock [Member]
Stockholders’ Equity
Preferred Stock, value	$ 2,000